Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash	$ 228,669	$ 31,612	$ 8,547
Restricted cash	0	8,268
Accounts receivable	68,216	31,765	8,557
Receivable from affiliate	159	2,244	11,879
Prepaid expenses and other	5,916	863	321
Total current assets	302,960	74,752	29,304
Investments in joint ventures	0	49,814	30,976
Gas collateral account	3,995	3,700	5,843
Proved natural gas properties, net	589,986	270,523	159,988
Unproved natural gas properties	632,119	457,836	111,030
Property and equipment, net	7,125	5,972	2,622
Deferred financing costs, net	8,796	12,292	5,208
Goodwill	338,036	0
Derivative assets	5,726	4,921	0
Total assets	1,888,743	879,810	344,971
Current liabilities:
Current portion of long-term debt	13,086	20,120	8,814
Accounts payable	72,456	51,219	19,793
Royalties payable	33,499	9,393	1,960
Accrued interest		250	2,004
Accrued capital expenditures	39,628	16,753	2,359
Other accrued liabilities	12,937	8,533
Other accrued liabilities		8,283	5,585
Leasehold payable	6,144	18,606	3,954
Derivative liabilities	23,987	965	2,260
Payable to affiliate	2	6,148	2,482
Operated prepayment liability	2,456	1,201	11,553
Total current liabilities	204,195	132,938	60,764
Long-term liabilities:
Long-term debt	290,841	406,822	140,506
Leasehold payable	1,064	1,675	106
Deferred tax liabilities	191,813	0
Restricted units	0	36,306	3,400
Other long-term liabilities	4,969	3,422	2,004
Total liabilities	692,882	581,163	206,780
Stockholders' equity	1,195,861	298,647	138,191
Total liabilities and stockholders' equity	$ 1,888,743	$ 879,810	$ 344,971